Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On January 8, 2021, the Company’s Sponsor purchased an aggregate of 7,187,500 shares of Class B common stock (the “Founder Shares”) for a capital contribution of $25,000. On March 9, 2021, the Company effected a stock dividend of 0.2 shares for each share of Class B common stock outstanding, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares, which included an aggregate of up to 1,125,000 shares subject to forfeiture if the over-allotment option was not exercised by the underwriter in full. On March 12, 2021, the underwriter partially exercised its over-allotment option, hence, 837,500 Founder Shares were no longer subject to forfeiture. On March 15, 2021, the underwriter forfeited the remaining over-allotment option, and hence 287,500 shares of Class B common stock were subsequently forfeited.

On March 9, 2021, the Sponsor transferred 25,000 Founder Shares to each of the Company’s independent directors, and 150,000 Founder Shares to Kyle Francis, the Company’s Chief Financial Officer, as an inducement to serve as Officer and directors of the Company, for a sales price of $0.003 per share, or an aggregate of $450 (the “purchase price”). The transferred shares shall vest upon the Company consummating an initial business combination. In the event that a recipient ceases to serve as either an Officer or directors prior to the vesting date, the Sponsor has the option to repurchase the shares at the purchase price. The fair value of the transferred shares at March 9, 2021, was estimated using a Monte Carlo simulation model to be approximately $1.6 million in the aggregate. The Company will record the fair value of the transferred shares as Officer and director compensation expense upon consummation of an initial business combination, in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 718 “Compensation-Stock Compensation”, which requires deferral of the expense recognition until after the performance condition is achieved, if the performance condition is a business combination or similar liquidity event. The transferred shares have the same terms and restrictions as the Founder Shares held by the Sponsor.

The Sponsor and each of the officers and directors have agreed to (i) waive their redemption rights with respect to their Founder Shares and public shares in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to their Founder Shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial business combination or to redeem 100% of the public shares if the Company does not complete the initial business combination within 24 months from the closing of this the Initial Public Offering or (B) with respect to any other material provisions relating to stockholder’s rights or pre-initial business combination activity, (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial business combination within 24 months from the closing of this the Initial Public Offering or during any Extension Period, and (iv) vote any Founder Shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately-negotiated transactions) in favor of the Company’s initial business combination.

With certain limited exceptions, the Founder Shares will not be transferable or assignable until the earlier of (A) one year after the completion of the Company’s initial business combination or (B) subsequent to the Company’s initial business combination, (x) if the last reported sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On January 8, 2021, the Company issued an unsecured promissory note to the Sponsor for an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering. This loan was non-interest bearing and payable on the earlier of December 31, 2021 or the completion of the Initial Public Offering. During the period from January 8, 2021 to March 12, 2021, the Company had borrowed $212,215 under the promissory note. On March 12, 2021, the Company paid the $212,215 balance on the note from the proceeds of the Initial Public Offering.

On March 6, 2023, in connection with the Special Meeting held to approve the Extension Proposal, the Sponsor deposited $150,000 into the Trust Account to fund the Extension Proposal. As repayment, the Company issued an unsecured promissory note to the Sponsor for $150,000. The promissory note bears no interest and all unpaid principal under the promissory note will be due and payable in full up upon the consummation of the AON Business Combination. As of March 31, 2023, the Company had $150,000 outstanding balance under this note.

Advances from Related Party

For the three months ended March 31, 2023, the Sponsor had advanced the Company $50,000 for working capital purposes, of which $0 was repaid during the three months ended March 31, 2023. As of March 31, 2023 and December 31, 2022, the outstanding balance under the advances amounted to $50,000 and $0, respectively.

Related Party Loans

In order to finance transaction costs in connection with a business combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a business combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a business combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $2,000,000 of such Working Capital Loans may be convertible into warrants at a price of $1.50 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. At March 31, 2023 and December 31, 2022, no Working Capital Loans were outstanding.

Note 5 — Related Party Transactions

Founder Shares

On January 8, 2021, the Company’s Sponsor purchased an aggregate of 7,187,500 shares of Class B common stock (the “Founder Shares”) for a capital contribution of $25,000. On March 9, 2021, the Company effected a stock dividend of 0.2 shares for each share of Class B common stock outstanding, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares, which included an aggregate of up to 1,125,000 shares subject to forfeiture if the over-allotment option was not exercised by the underwriter in full. On March 12, 2021, the underwriter partially exercised its over-allotment option, hence, 837,500 Founder Shares were no longer subject to forfeiture. On March 15, 2021, the underwriter forfeited the remaining over-allotment option, and hence 287,500 shares of Class B common stock were subsequently forfeited.

On March 9, 2021, the Sponsor transferred 25,000 Founder Shares to each of the Company’s independent directors, and 150,000 Founder Shares to Kyle Francis, the Company’s Chief Financial Officer, as an inducement to serve as Officer and directors of the Company, for a sales price of $0.003 per share, or an aggregate of $450 (the “purchase price”). The transferred shares shall vest upon the Company consummating an initial business combination. In the event that a recipient ceases to serve as either an Officer or directors prior to the vesting date, the Sponsor has the option to repurchase the shares at the purchase price. The fair value of the transferred shares at March 9, 2021, was estimated using a Monte Carlo simulation model to be approximately $1.6 million in the aggregate. The Company will record the fair value of the transferred shares as Officer and director compensation expense upon consummation of an initial business combination, in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 718 “Compensation — Stock Compensation”, which requires deferral of the expense recognition until after the performance condition is achieved, if the performance condition is a business combination or similar liquidity event. The transferred shares have the same terms and restrictions as the Founder Shares held by the Sponsor.

The Sponsor and each of the officers and directors have agreed to (i) waive their redemption rights with respect to their Founder Shares and public shares in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to their Founder Shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial business combination or to redeem 100% of the public shares if the Company does not complete the initial business combination within 24 months from the closing of this the Initial Public Offering or (B) with respect to any other material provisions relating to stockholder’s rights or pre-initial business combination activity, (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial business combination within 24 months from the closing of this the Initial Public Offering or during any Extension Period, and (iv) vote any Founder Shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately-negotiated transactions) in favor of the Company’s initial business combination.

With certain limited exceptions, the Founder Shares will not be transferable or assignable until the earlier of (A) one year after the completion of the Company’s initial business combination or (B) subsequent to the Company’s initial business combination, (x) if the last reported sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On January 8, 2021, the Company issued an unsecured promissory note to the Sponsor for an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering. This loan was non-interest bearing and payable on the earlier of December 31, 2021 or the completion of the Initial Public Offering. During the period from January 8, 2021 to March 12, 2021, the Company had borrowed $212,215 under the promissory note. On March 12, 2021, the Company paid the $212,215 balance on the note from the proceeds of the Initial Public Offering.

Related Party Loans

In order to finance transaction costs in connection with a business combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a business combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a business combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $2,000,000 of such Working Capital Loans may be convertible into warrants at a price of $1.50 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. At December 31, 2022 and 2021, no Working Capital Loans were outstanding.